Document And Entity Information	6 Months Ended
Sep. 30, 2025
Document Information Line Items
Entity Central Index Key	0001995116
Document Type	6-K
Entity File Number	001-42133
Entity Registrant Name	Rectitude Holdings Ltd
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--03-31